Land Inventories	3 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
LAND INVENTORIES

NOTE 4 – LAND INVENTORIES

A.	The following table provides some detailed information about the land Inventories:

Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2021, net (USD in thousands)
Maple View (see B1 below)	5%	33.4% right to profits	Planning and Permits	12/29/2021	3,529	241	3,770	2,107
Maple Grove (see B2 below)	5%	38.4% right to profits	Planning and Permits	12/8/2021	9,005	354	9,359	3,015
Pecan Ranch (see B3 below)	5%	36.8% right to profits	Planning and Permits	12/10/2021	3,701	242	3,943	473
Total					16,235	837	17,072	5,595

(*)	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.

B.	More details:

1.	Maple View - Alvin, Brazoria County, TX

A land plot of approximately 235.28 acres, intended for the initiation of a Master-Planned Community which is expected to include approximately 800 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 6 phases which will include about 130 to 140 plots of land each and which are expected to be spread over a period of 7 years from the date of commencement of work on the land.

2.	Maple Grove - Pattison, Waller Country, TX

A land plot of approximately 257 acres, intended for the initiation of a Master-Planned Community which is expected to include approximately 990 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 6 phases which will include about 150 to 180 plots of land each and which are expected to be spread over a period of 7 years from the date of commencement of work on the land.

3.	Pecan Ranch - Bonney, Brazoria County, TX

A 169-acre plot of land, designed to be initiated by the Master-Planned Community, which is expected to include about 500 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 4 phases which will include about 120 to 130 plots of land each and which are expected to be spread over a period of 7 years from the date of commencement of work on the land. The land is adjacent to the highway (288) which is a major transportation hub in the area.